Equity - Summary of Prefered Share Rights and Privileges (Detail) - $ / shares			12 Months Ended
		Jun. 29, 2020	Oct. 31, 2020	Oct. 31, 2019
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Redemption amount			$ 25.00
Quarterly non-cumulative dividend			$ 0.45	$ 0.45
Reset premium			1.15%
Date redeemable / convertible			August 25, 2021
Convertible to			Class B – Series 26
Class B Series 25 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.112813
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Redemption amount			25.00
Quarterly non-cumulative dividend			$ 0.52	0.70
Reset premium			1.15%
Date redeemable / convertible			August 25, 2021
Convertible to			Class B – Series 25
Class B Series 26 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			Floating
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Redemption amount			$ 25.00
Quarterly non-cumulative dividend			$ 0.96	0.98
Reset premium			2.33%
Date redeemable / convertible			May 25, 2024
Convertible to			Class B – Series 28
Class B Series 27 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.24075
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Redemption amount			25.00
Quarterly non-cumulative dividend			$ 0.91	0.96
Reset premium			2.24%
Date redeemable / convertible			August 25, 2024
Convertible to			Class B – Series 30
Class B Series 29 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.2265
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Redemption amount			25.00
Quarterly non-cumulative dividend			$ 0.96	0.95
Reset premium			2.22%
Date redeemable / convertible			November 25, 2024
Convertible to			Class B – Series 32
Class B Series 31 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.240688
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Redemption amount			25.00
Quarterly non-cumulative dividend			$ 0.90	0.95
Reset premium			2.71%
Date redeemable / convertible			August 25, 2025
Convertible to		Class B - Series 33	Class B – Series 34
Class B Series 33 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.190875
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Redemption amount			25.00
Quarterly non-cumulative dividend	[1]		$ 1.25	1.25
Date redeemable / convertible			August 25, 2020
Convertible to			Not convertible
Reset premium			Does not reset
Class B Series 35 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.3125
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Redemption amount			1,000.00
Quarterly non-cumulative dividend	[1]		$ 58.50	58.50
Reset premium			4.97%
Date redeemable / convertible			November 25, 2020
Convertible to			Class B – Series 37
Class B Series 36 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 14.6250
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Redemption amount			25.00
Quarterly non-cumulative dividend			$ 1.21	1.21
Reset premium			4.06%
Date redeemable / convertible			February 25, 2022
Convertible to			Class B – Series 39
Class B Series 38 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.303125
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Redemption amount			$ 25.00
Reset premium			3.33%
Date redeemable / convertible			May 25, 2022
Convertible to			Class B – Series 41
Class B Series 40 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.28125
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Redemption amount			25.00
Quarterly non-cumulative dividend			$ 1.10	1.10
Reset premium			3.17%
Date redeemable / convertible			August 25, 2022
Convertible to			Class B – Series 43
Class B Series 42 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.2750
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Redemption amount			25.00
Quarterly non-cumulative dividend			$ 1.21	1.44
Reset premium			2.68%
Date redeemable / convertible			November 25, 2023
Convertible to			Class B – Series 45
Class B Series 44 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.303125
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Redemption amount			25.00
Quarterly non-cumulative dividend	[2]		$ 1.28	$ 0.77
Reset premium			3.51%
Date redeemable / convertible			May 25, 2024
Convertible to			Class B – Series 47
Class B Series 46 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend			$ 0.31875

[1]	Series 35 and Series 36 were redeemed and final dividends were paid on November 25, 2020.
[2]	On April 17, 2019, we issued 14 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 46, at a price of $25.00 cash per share for gross proceeds of $350 million.